Earnings per common share	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Earnings per common share
18. Earnings per common share
The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026

	(in millions of yen)
Net income:
Net income attributable to MHFG common shareholders	912,473	593,393	1,158,031

Effect of dilutive securities	—	—	—

Net income attributable to common shareholders after assumed conversions	912,473	593,393	1,158,031

	2024	2025	2026

	(thousands of shares)
Shares:
Weighted average common shares outstanding	2,536,775	2,529,903	2,484,190

Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs	325	379	392

Weighted average common shares after assumed conversions	2,537,100	2,530,282	2,484,581

	2024	2025	2026

	(in yen)
Earnings per common share:
Basic net income per common share	359.70	234.55	466.16

Diluted net income per common share	359.65	234.52	466.09